Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 75	$ (382)	$ 192	$ 244	$ 310	$ 816	$ 283	$ 167	$ 150	$ 364	$ 1,416	$ 682
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment	20				13					(159)	(134)	(299)
Pension liability adjustment	1				1					(57)	(15)	(45)
Cash flow hedge adjustment	(2)				(6)					(2)	(7)	(9)
Total other comprehensive income (loss)	19				8					(218)	(156)	(353)
Comprehensive income	94				318					146	1,260	329
Comprehensive income (loss) attributable to noncontrolling interests	0				1					(15)	(12)	(14)
Comprehensive income attributable to Hilton stockholders	$ 94				$ 319					$ 131	$ 1,248	$ 315